Summary of Significant Accounting Policies - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of purchased intangible assets	$ 105	$ 99	$ 32
Accumulated amortization	572	467
Intangible assets	$ 713	556
Customers relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Intangible assets	$ 530	396
Technology and other
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 40	17
Technology-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Trade names and licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 143	$ 143